Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 269	$ 147	$ 175
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	909	932	883
Bad debts expense	77	112	101
Stock-based compensation expense	53	59	54
Deferred income taxes, net	190	34	33
Equity in earnings of unconsolidated entities	(181)	(168)	(160)
Distributions from unconsolidated entities	189	162	153
(Gain) loss on asset disposals, net	27	12	9
(Gain) loss on sale of business and other exit costs, net	0	(1)	0
(Gain) loss on license sales and exchanges, net	(5)	0	(18)
(Gain) loss on investments	(2)	0	0
Other operating activities	3	4	4
Changes in assets and liabilities from operations
Accounts receivable	(16)	(49)	(39)
Equipment installment plans receivable	(54)	(97)	(149)
Inventory	12	(19)	(5)
Accounts payable	173	(60)	2
Customer deposits and deferred revenues	4	(9)	8
Accrued taxes	(120)	(17)	(29)
Other assets and liabilities	4	(26)	(5)
Net cash provided by operating activities	1,532	1,016	1,017
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(1,338)	(957)	(776)
Cash paid for acquisitions and licenses	(172)	(346)	(16)
Cash received from investments	1	29	100
Cash paid for investments	(3)	(11)	(17)
Cash received from divestitures and exchanges	26	41	29
Advance payments for license acquisitions	(30)	(5)	(2)
Other investing activities	5	0	2
Net cash used in investing activities	(1,511)	(1,249)	(680)
Cash flows from financing activities
Issuance of long-term debt	1,250	0	0
Repayment of long-term debt	(110)	(118)	(20)
TDS Common Shares reissued for benefit plans, net of tax payments	(3)	(6)
TDS Common Shares reissued for benefit plans, net of tax payments			42
UScellular Common Shares reissued for benefit plans, net of tax payments	(11)	(9)
UScellular Common Shares reissued for benefit plans, net of tax payments			18
Repurchase of TDS Common Shares	(14)	0	0
Repurchase of UScellular Common Shares	23	21	0
Dividends paid to TDS shareholders	(78)	(75)	(72)
Payment of debt issuance costs	(41)	(1)	(2)
Distributions to noncontrolling interests	(2)	(4)	(6)
Payments to acquire additional interest in subsidiaries	(11)	0	0
Other financing activities	0	14	8
Net cash provided by (used in) financing activities	957	(220)	(32)
Net increase (decrease) in cash, cash equivalents and restricted cash	978	(453)	305
Cash, cash equivalents and restricted cash
Beginning of period	474	927	622
End of period	$ 1,452	$ 474	$ 927